Financial Instruments - Summary of Financial Instruments (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Financial Assets
Cash and cash equivalents	$ 16,085	$ 17,375	$ 18,230	$ 21,787
Trade and other receivables	4,255	4,406
Total Financial Assets	20,340	21,781
Financial Liabilities
Trade and other payables	2,376	919
Total Financial Liabilities	$ 2,376	$ 919